Inventories, net (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories, net
Raw materials	$ 2,546	$ 2,626
Work in process	1,284	1,189
Finished goods	2,092	2,036
Advances to suppliers	227	177
Total inventory, net	$ 6,149	$ 6,028